Related Party Balances and Transactions - Due to related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Balances and Transactions
Amounts due to related parties	¥ 561,624	¥ 384,611
Related party | Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	358,083	262,712
Related party | Xunjie Energy (Wuhan) Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	75,157	14,517
Related party | Wuhan Weineng Battery Assets Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	60,187	58,497
Related party | Beijing Welion New Energy Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	25,843
Related party | Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	19,869	23,279
Related party | Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	16,099	22,293
Related party | Tianjin Boyou Information Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	6,200	48
Related party | Shanghai Weishang Business Consulting Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	¥ 186
Related party | Ningbo Meishan Free Trade Port Weilai Xinneng Investment Management Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties		3,015
Related party | Wistron Info Comm (Kunshan) Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties		167
Related party | Xtronics Innovation Ltd.
Related Party Balances and Transactions
Amounts due to related parties		¥ 83